Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from related parties	$ 38,758	$ 45,375	$ 87,694	$ 92,637	$ 169,783	$ 179,651	$ 28,653
Cost, depreciation and amortization	170,319	176,804	345,626	351,618	715,413	515,309	281,502
Related party expenses	14,793	24,281	38,253	45,526	80,524	290,748	21,098
Interest expense, related party	(96,399)	(71,361)	(184,275)	(95,032)	(246,875)	(11,024)	(122,852)
Cost of revenue	780,489	881,468	1,598,812	1,804,802	3,542,918	2,758,318
Depreciaton and amortization	0	0	200	200	200	14,100	12,600
Selling, General and Administrative Expenses [Member]
Cost of revenue	$ 20,600	$ 50,100	$ 32,700	$ 142,500	$ 248,800	$ 384,700	$ 164,700